Organization and Basis of Presentation - Summary of Cash Flow Statement of VIE and VIE's Subsidiaries (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Net cash generated from (used in) operating activities	¥ (456,808)	$ (66,232)	¥ (477,886)	¥ (73,543)
Net cash used in investing activities	(7,463)	(1,082)	81,697	(109,312)
Net cash (used in) generated from financing activities	(86,239)	(12,504)	(52,899)	2,165,719
VIE and VIE's subsidiaries
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Net cash generated from (used in) operating activities	(139,381)	(20,208)	(257,506)	158,563
Net cash used in investing activities	(37,088)	(5,377)	(11,265)	(9,795)
Net cash (used in) generated from financing activities	¥ 377,630	$ 54,751	¥ 304,623	¥ (30,880)